Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Treasury Stock	Total
Balance at beginning of period at Dec. 31, 2013	$ 44	$ 366,094	$ (2,973)	$ 58		$ 363,223
Balance at beginning of period (in shares) at Dec. 31, 2013	44,408,008
Change in Stockholders' Equity
Net income (loss)			(25,825)			(25,825)
Proceeds from issuance of common stock	$ 33	435,111				435,144
Proceeds from issuance of common stock (in shares)	32,790,321
Stock-based compensation expense		2,492				2,492
Exercise of stock options		113			$ (98)	15
Exercise of stock options (in shares)	6,362				7,400
Other comprehensive loss, net				(1,916)		(1,916)
Balance at end of period at Dec. 31, 2014	$ 77	803,810	(28,798)	(1,858)	$ (98)	773,133
Balance at end of period (in shares) at Dec. 31, 2014	77,204,691				7,400
Change in Stockholders' Equity
Net income (loss)			13,863			13,863
Stock-based compensation expense		3,399				3,399
Exercise of stock options		210				210
Exercise of stock options (in shares)	25,620
Other comprehensive loss, net				(3,009)		(3,009)
Balance at end of period at Dec. 31, 2015	$ 77	807,419	(14,935)	(4,867)	$ (98)	$ 787,596
Balance at end of period (in shares) at Dec. 31, 2015	77,230,311				7,400	77,230,311
Change in Stockholders' Equity
Net income (loss)			48,852			$ 48,852
Proceeds from issuance of common stock	$ 13	226,950				226,963
Proceeds from issuance of common stock (in shares)	12,936,038
Dividend		(150,000)				(150,000)
Stock-based compensation expense		22,954				22,954
Exercise of stock options	$ 1	4,259				4,260
Exercise of stock options (in shares)	574,991
Other comprehensive loss, net				(1,289)		(1,289)
Balance at end of period at Dec. 31, 2016	$ 91	$ 911,582	$ 33,917	$ (6,156)	$ (98)	$ 939,336
Balance at end of period (in shares) at Dec. 31, 2016	90,741,340				7,400	90,741,340